Product Revenue and Reserve and Allowances - Summary of Activity in Product Revenue Reserve and Allowance (Details) - Product Revenue, Net - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Product Information [Line Items]
Product revenue reserve and allowance, beginning balance	$ 82	$ 14	$ 14
Provision related to product sales	1,193	326
Credits and payments made	(1,154)	(324)
Product revenue reserve and allowance, ending balance	$ 121	$ 16	$ 82